SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - USD ($)			12 Months Ended
		May 31, 2025	Jun. 30, 2025	Feb. 25, 2025	Jun. 30, 2024
Prepayments And Other Current Assets Net
Loan to third parties	[1]		$ 988,581		$ 598,580
Sale of accounts receivable	[2]		865,000
Sale of property and equipment	[3]		550,000
Escrow fund			400,000 [4]	$ 400,000		[4]
Deductible input VAT			50,433		72,641
Prepaid expenses			3,505		21,694
Others			1,813		2,029
Less: allowances for credit losses			(75,490)		(14,448)
Prepayment and other current assets, net			2,783,842		$ 680,496
Outstanding consideration		$ 400,000	$ 2,000,000

[1]	Loans to third parties are used for their capital turnover. As of the issuance date, the Company has not yet received the outstanding consideration, the remaining consideration should be collected before May 15, 2026.
[2]	On June 10, 2025, the Company entered into an agreement with another third-party company to transfer all rights to the accounts receivable with totaled gross amount of $2.6 million and allowance of credit losses of $0.5 million in exchange for a cash consideration of $1.0 million. As of the issuance date, the Company has not yet received the outstanding consideration, the remaining consideration should be collected before December 10, 2025.
[3]	In May 2025, the Company entered into an agreement with a third-party individual to sale part of its property and equipment with total consideration of $0.6 million. These property and equipment have gross amount and accumulated depreciation of $3.0 million and $0.9 million, respectively. As of the issuance date, the Company has collected the outstanding consideration of $0.4 million, the remaining consideration should be collected before November 6, 2025.
[4]	On Feb 25, 2025, the Company entered into a certain escrow agreement with Nason, Yeager, Gerson, Harris & Fumero, P.A. who act as the escrow agent pursuant to which the Company agreed to deposit the aggregated amount of $400,000 upon closing of Initial public Offering. The escrow fund will be released on Feb 25, 2026.